REPORTABLE SEGMENTS - Schedule Income and Expenses by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 28,401,871	$ 8,570,657	$ 50,039,632	$ 26,788,920
Net gain / (loss) on digital assets	453,800	112,000	570,500	436,400
Revenues and gains / (losses) from operations	29,218,853	8,712,290	51,131,377	27,405,424
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Compensation and benefits	85,048	57,290	206,970	179,614
Notes interest expense	14,415	7,105	42,726	21,121
Depreciation and amortization	7,397	13,008	27,468	33,464
Other expenses	77,269	29,426	228,062	92,090
Total operating expenses	28,674,608	8,751,430	50,812,561	27,176,289
Unrealized gain / (loss) on notes payable - derivative	0	(2,858)	(35,544)	(15,144)
Other income / (expense), net	957	783	2,547	2,608
Total other income / (expense)	957	(2,075)	(32,997)	(12,536)
Net income / (loss) before taxes	545,202	(41,215)	285,819	216,599
Income taxes expense / (benefit)	40,145	(7,885)	45,503	(12,602)
Unit holders of the Company	505,057	(33,330)	240,316	229,201
Net income / (loss)	505,057	(33,330)	240,316	229,201
Digital Assets
Segment Reporting Information [Line Items]
Revenues	28,397,744	8,555,809	50,025,018	26,717,351
Revenues and gains / (losses) from operations	28,805,865	8,626,967	50,580,979	26,852,394
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Compensation and benefits	57,945	41,026	142,118	128,675
Notes interest expense	0	0	0	0
Depreciation and amortization	3,812	3,568	10,927	8,057
Other expenses	21,778	15,835	65,657	47,817
Total operating expenses	28,571,745	8,618,112	50,345,865	26,834,793
Unrealized gain / (loss) on notes payable - derivative	0	0	0	0
Other income / (expense), net	272	0	272	0
Total other income / (expense)	272	0	272	0
Net income / (loss) before taxes	234,392	8,855	235,386	17,601
Income taxes expense / (benefit)	0	0	0	0
Net income / (loss)	234,392	8,855	235,386	17,601
Data Centers
Segment Reporting Information [Line Items]
Revenues	2,662	0	2,662	0
Revenues and gains / (losses) from operations	2,662	0	2,662	0
Transaction expenses	0	0	0	0
Compensation and benefits	218	0	1,481	0
Notes interest expense	0	0	0	0
Depreciation and amortization	0	1,875	1,251	5,349
Other expenses	430	0	815	0
Total operating expenses	648	1,875	3,547	5,349
Unrealized gain / (loss) on notes payable - derivative	0	0	0	0
Other income / (expense), net	90	0	90	0
Total other income / (expense)	90	0	90	0
Net income / (loss) before taxes	2,104	(1,875)	(795)	(5,349)
Income taxes expense / (benefit)	0	0	0	0
Net income / (loss)	2,104	(1,875)	(795)	(5,349)
Treasury and Corporate
Segment Reporting Information [Line Items]
Revenues	1,465	14,848	11,952	71,569
Revenues and gains / (losses) from operations	410,326	85,323	547,736	553,030
Transaction expenses	2,269	26,383	61,881	76,015
Compensation and benefits	26,885	16,264	63,371	50,939
Notes interest expense	14,415	7,105	42,726	21,121
Depreciation and amortization	3,585	7,565	15,290	20,058
Other expenses	55,061	13,591	161,590	44,273
Total operating expenses	102,215	131,443	463,149	336,147
Unrealized gain / (loss) on notes payable - derivative	0	(2,858)	(35,544)	(15,144)
Other income / (expense), net	595	783	2,185	2,608
Total other income / (expense)	595	(2,075)	(33,359)	(12,536)
Net income / (loss) before taxes	308,706	(48,195)	51,228	204,347
Income taxes expense / (benefit)	40,145	(7,885)	45,503	(12,602)
Net income / (loss)	268,561	(40,310)	5,725	216,949
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Revenues	28,401,870	8,570,657	50,039,611	26,788,920	$ 42,596,673	$ 51,626,779	$ 119,825,847
Net gain / (loss) on digital assets					634,557	333,450	938,365
Net gain / (loss) on investments					258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading					267,769	151,583	192,558
Revenues and gains / (losses) from operations	29,218,852	8,712,290	51,131,356	27,405,424	43,757,790	52,209,639	120,491,852
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061	42,741,776	51,592,423	120,995,931
Compensation and benefits					265,591	219,256	216,201
Notes interest expense					30,804	27,285	37,029
Depreciation and amortization					46,892	22,945	12,852
Other expenses					313,991	93,564	179,059
Total operating expenses	28,677,337	8,751,430	50,820,032	27,176,289	43,399,054	51,955,473	121,441,072
Operating income					358,736	254,166	(949,220)
Change in fair value of warrant liability					0	0	20,322
Unrealized gain / (loss) on notes payable - derivative					(31,727)	(9,603)	57,998
Other income / (expense), net	957	(2,075)	(33,691)	(12,536)	2,774	(135)	26,480
Total other income / (expense)					(28,953)	(9,738)	104,800
Net income / (loss) before taxes	542,471	(41,215)	277,633	216,599	329,783	244,428	(844,420)
Income taxes expense / (benefit)	(7,100)	(7,885)	(7,354)	(12,602)	(16,939)	15,914	(28,291)
Unit holders of the Company					346,722	228,514	(718,910)
Net income / (loss)	$ 549,571	$ (33,330)	$ 284,987	$ 229,201	346,722	228,514	(816,129)
Redeemable noncontrolling interests					0	0	(97,219)
Galaxy Digital Holdings, LP | Digital Assets
Segment Reporting Information [Line Items]
Revenues					42,497,063	51,565,491	119,785,259
Net gain / (loss) on digital assets					57,560	22,527	(289,497)
Net gain / (loss) on investments					17,425	0	0
Net gain / (loss) on derivatives trading					168,355	65,380	100,341
Revenues and gains / (losses) from operations					42,740,403	51,653,398	119,596,103
Transaction expenses					42,437,298	51,509,381	119,437,498
Compensation and benefits					175,925	148,909	134,550
Notes interest expense					0	0	0
Depreciation and amortization					11,446	4,344	0
Other expenses					68,725	44,854	95,578
Total operating expenses					42,693,394	51,707,488	119,667,626
Operating income					47,009	(54,090)	(71,523)
Change in fair value of warrant liability							0
Unrealized gain / (loss) on notes payable - derivative					0	0	0
Other income / (expense), net					0	0	0
Total other income / (expense)					0	0	0
Net income / (loss) before taxes					47,009	(54,090)	(71,523)
Income taxes expense / (benefit)					0	0	0
Unit holders of the Company					47,009	(54,090)	(71,523)
Net income / (loss)							(71,523)
Redeemable noncontrolling interests							0
Galaxy Digital Holdings, LP | Data Centers
Segment Reporting Information [Line Items]
Revenues					0	0	0
Net gain / (loss) on digital assets					0	0	0
Net gain / (loss) on investments					0	0	0
Net gain / (loss) on derivatives trading					0	0	0
Revenues and gains / (losses) from operations					0	0	0
Transaction expenses					0	0	0
Compensation and benefits					0	0	0
Notes interest expense					0	0	0
Depreciation and amortization					7,497	5,548	0
Other expenses					0	0	0
Total operating expenses					7,497	5,548	0
Operating income					(7,497)	(5,548)	0
Change in fair value of warrant liability							0
Unrealized gain / (loss) on notes payable - derivative					0	0	0
Other income / (expense), net					0	0	0
Total other income / (expense)					0	0	0
Net income / (loss) before taxes					(7,497)	(5,548)	0
Income taxes expense / (benefit)					0	0	0
Unit holders of the Company					(7,497)	(5,548)	0
Net income / (loss)							0
Redeemable noncontrolling interests							0
Galaxy Digital Holdings, LP | Treasury and Corporate
Segment Reporting Information [Line Items]
Revenues					99,610	61,288	40,588
Net gain / (loss) on digital assets					576,997	310,923	1,227,862
Net gain / (loss) on investments					241,366	97,827	(464,918)
Net gain / (loss) on derivatives trading					99,414	86,203	92,217
Revenues and gains / (losses) from operations					1,017,387	556,241	895,749
Transaction expenses					304,478	83,042	1,558,433
Compensation and benefits					89,666	70,347	81,651
Notes interest expense					30,804	27,285	37,029
Depreciation and amortization					27,949	13,053	12,852
Other expenses					245,266	48,710	83,481
Total operating expenses					698,163	242,437	1,773,446
Operating income					319,224	313,804	(877,697)
Change in fair value of warrant liability							20,322
Unrealized gain / (loss) on notes payable - derivative					(31,727)	(9,603)	57,998
Other income / (expense), net					2,774	(135)	26,480
Total other income / (expense)					(28,953)	(9,738)	104,800
Net income / (loss) before taxes					290,271	304,066	(772,897)
Income taxes expense / (benefit)					(16,939)	15,914	(28,291)
Unit holders of the Company					$ 307,210	$ 288,152	(647,387)
Net income / (loss)							(744,606)
Redeemable noncontrolling interests							$ (97,219)